PROVISIONS AND CONTINGENT LIABILITIES - Commitment issued by the Bank to guarantee the performance of a customer (Details) $ in Millions	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 COP ($)
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 7,673,516	$ 4,320,270
Not later than one month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	388,859	324,461
Between 1 and 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	616,879	502,442
Between 3 months and 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	2,911,975	2,592,644
Between 1 and 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	3,568,858	687,669
Between 1 and 3 years | Telecommunications and financial sectors
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 2,909,063
Number of new guarantees | item	4
Between 3 and 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 42,788	68,150
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantees	$ 144,157	$ 144,904